Employee Benefits Plan - Summary of Activity in Defined Benefit Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ 954	$ 1,399
Current service cost	55	60
Interest cost	27	29
Administration fees disbursements	8	8
Settlement		(5)
Disposals of businesses	(167)
Exchange differences	(14)	30
Other	1	(4)
End of period	701	954
Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(7,621)	(7,246)
Current service cost	(75)	(84)
Administration fees	(12)	(13)
Interest cost	(192)	(229)
Actuarial gains (losses) from changes in financial assumptions	487	(357)
Actuarial gains from changes in demographic assumptions	12	77
Experience gains (losses)	10	(21)
Contributions by employees	(8)	(11)
Benefits paid	284	346
Administration fees disbursements	9	11
Settlement		302
Curtailment gain (loss)	31	1
Disposals of businesses	3,352
Exchange differences	178	(392)
Other	(2)	(5)
End of period	(3,547)	(7,621)
Funded Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	52	56
Interest cost	12	13
Administration fees disbursements	7	7
Settlement		(5)
Funded Plans [member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(7,182)	(6,819)
Current service cost	(72)	(80)
Administration fees	(11)	(12)
Interest cost	(177)	(213)
Actuarial gains (losses) from changes in financial assumptions	460	(333)
Actuarial gains from changes in demographic assumptions	9	74
Experience gains (losses)	9	(29)
Contributions by employees	(6)	(9)
Benefits paid	256	318
Administration fees disbursements	8	10
Settlement		302
Curtailment gain (loss)	32	1
Disposals of businesses	3,337
Exchange differences	176	(390)
Other	(3)	(2)
End of period	(3,164)	(7,182)
UnFunded Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	2	3
Interest cost	11	12
Administration fees disbursements	1	1
UnFunded Plans [member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(325)	(313)
Current service cost	(2)	(3)
Administration fees	(1)	(1)
Interest cost	(11)	(12)
Actuarial gains (losses) from changes in financial assumptions	20	(16)
Actuarial gains from changes in demographic assumptions	1	2
Experience gains (losses)	3	1
Benefits paid	19	19
Administration fees disbursements	1	1
Curtailment gain (loss)	(1)
Disposals of businesses	15
Exchange differences	2	(2)
Other		(1)
End of period	(279)	(325)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	142	140
Current service cost	1	1
Interest cost	4	4
Disposals of businesses	(19)
Exchange differences	(2)	4
Other	3	(1)
End of period	112	142
Other Post Employment Benefits [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(114)	(114)
Current service cost	(1)	(1)
Interest cost	(4)	(4)
Actuarial gains (losses) from changes in financial assumptions	7	(8)
Actuarial gains from changes in demographic assumptions	2	1
Experience gains (losses)	(2)	7
Contributions by employees	(2)	(2)
Benefits paid	9	9
Other	1	(2)
End of period	$ (104)	$ (114)